Note 41	12 Months Ended
Dec. 31, 2025
Gains Or Losses On Financial Assets And Liabilities, Hedge Accounting And Exchanges Differences [Abstract]
Disclosure of Gains Or Losses On Financial Assets And Liabilities And Exchanges Differences [Text Block]	Gains (losses) on financial assets and liabilities, hedge accounting and exchange differences, net
The breakdown of the balance under this heading, by source of the related items, in the consolidated income statements is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES, HEDGE ACCOUNTING AND EXCHANGE DIFFERENCES, NET (MILLIONS OF EUROS)

	2025	2024	2023
Gains (losses) on derecognition of financial assets and liabilities not measured at fair value through profit or loss, net	423	327	76
Financial assets at amortized cost	24	20	41
Other financial assets and liabilities	398	307	35
Gains (losses) on financial assets and liabilities held for trading, net	2,255	2,458	1,352
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	2,255	2,458	1,352
Gains (losses) on non-trading financial assets mandatorily at fair value through profit or loss, net	236	179	337
Reclassification of financial assets from fair value through other comprehensive income	—	—	—
Reclassification of financial assets from amortized cost	—	—	—
Other gains (losses)	236	179	337
Gains (losses) on financial assets and liabilities designated at fair value through profit or loss, net	28	249	96
Gains (losses) from hedge accounting, net	(1)	5	(17)
Subtotal gains (losses) on financial assets and liabilities and hedge accounting	2,941	3,218	1,844
Exchange differences, net	(285)	695	339
Total	2,656	3,913	2,183
The breakdown of the balance (excluding exchange rate differences) under this heading in the consolidated income statements by the nature of the financial instrument is as follows:

GAINS (LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AND HEDGE ACCOUNTING. BREAKDOWN BY NATURE OF THE FINANCIAL INSTRUMENT (MILLIONS OF EUROS)

	2025	2024	2023
Debt instruments	430	841	799
Equity instruments	1,817	553	669
Trading derivatives and hedge accounting	(695)	181	(812)
Loans and advances to customers	(30)	236	165
Customer deposits	(21)	(81)	(95)
Other	1,439	1,488	1,118
Total	2,941	3,218	1,844
The breakdown of the balance of the impact of the derivatives (trading and hedging) under this heading in the consolidated income statements is as follows:

DERIVATIVES - HEDGE ACCOUNTING (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Derivatives
Interest rate agreements		(505)	(21)	427
Securities agreements		(1,001)	236	(402)
Credit derivative agreements		(44)	(123)	(56)
Foreign-exchange agreements		775	(15)	(431)
Commodity and other agreements		81	99	(332)
Subtotal		(694)	176	(795)
Hedging derivatives ineffectiveness
Fair value hedges	15	—	8	(10)
Hedging derivative		329	(512)	(114)
Hedged item		(328)	520	103
Cash flow hedges	15	(2)	(3)	(7)
Subtotal		(1)	5	(17)
Total		(695)	181	(812)